UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    City of London Investment Management Company Limited
Address: 10 Eastcheap, London, England
         United Kingdom, EC3M1LX





13F File Number : 028-06258


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas F. Allison
Title:  Company Secretary
Phone:  011 44 171 711 0771

Signature, Place and Date of Signing:

/s/ Douglas F. Allison, London, England, February 12, 2001
    -------------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       64

Form 13F Information Table Value Total:   249591

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adams Express Company          Common           006212104     2044    97482 SH       SOLE                    97482
Alliance All-Market Advantage  Common           01852M108      541    17300 SH       SOLE                    17300
Argentina Fund                 Common           040112104      228    23300 SH       SOLE                    23300
Asia Pacific Fund Inc          Common           044901106     5610   715195 SH       SOLE                   715195
Asia Tigers Fund Inc           Common           04516T105    12868  1933190 SH       SOLE                  1933190
Austria Fund                   Common           052587102      160    21100 SH       SOLE                    21100
Bergstrom Capital Corp         Common           084093103      450     2000 SH       SOLE                     2000
Brazil Fund Inc                Common           105759104    15310   927900 SH       SOLE                   927900
Brazilian Equity Fund Inc.     Common           105884100     3478   635900 SH       SOLE                   635900
Central European Equity Fund   Common           153436100     1137    88121 SH       SOLE                    88121
Central Securities Corp.       Common           155123102     1752    62588 SH       SOLE                    62588
Chile Fund Inc                 Common           168834109     4298   503800 SH       SOLE                   503800
China Fund Inc.                Common           169373107     2373   254000 SH       SOLE                   254000
Clemente Strategic Value Fund  Common           185569100      515    50000 SH       SOLE                    50000
Cohen & Steers Total Return Re Common           19247R103       36     3000 SH       SOLE                     3000
Cornerstone Strategic Return   Common           21923Y105      591    62200 SH       SOLE                    62200
Emerging Markets Telecom       Common           290890102       39     4800 SH       SOLE                     4800
European Warrant Fund          Common           298792102      215    22158 SH       SOLE                    22158
First Financial Fund           Common           320228109       83     8500 SH       SOLE                     8500
First Philippine Fund          Common           336100102      105    30900 SH       SOLE                    30900
France Growth Fund             Common           35177K108      649    62000 SH       SOLE                    62000
Greater China Fund             Common           39167B102     4077   499900 SH       SOLE                   499900
India Fund, Inc.               Common           454089103    31397  2589450 SH       SOLE                  2589450
India Growth Fund, Inc.        Common           454090101    13303  1185800 SH       SOLE                  1185800
Invesco Global Health Sciences Common           46128N109     2086   120000 SH       SOLE                   120000
Irish Investment Fund, Inc     Common           462710104      723    53300 SH       SOLE                    53300
Ishares MSCI Canada            Common           464286509      540    40370 SH       SOLE                    40370
Ishares MSCI France            Common           464286707       62     2500 SH       SOLE                     2500
Ishares MSCI South Korea       Common           464286772      628    51500 SH       SOLE                    51500
Ishares MSCI Malaysia (Free)   Common           464286830     5663  1118700 SH       SOLE                  1118700
Ishares MSCI Taiwan            Common           464286731     3505   333800 SH       SOLE                   333800
Japan Equity Fund Inc.         Common           471057109      543    92000 SH       SOLE                    92000
Japan OTC Equity Fund, Inc.    Common           471091108      309    54100 SH       SOLE                    54100
Jardine Fleming India Fund, In Common           471112102     7706   862257 SH       SOLE                   862257
JF China Regional              Common           471110106       53     7499 SH       SOLE                     7499
Korea Equity Fund, Inc         Common           50063B104     1994   778200 SH       SOLE                   778200
Korea Fund, Inc                Common           500634100    13745  1301650 SH       SOLE                  1301650
Korean Investment Fund, inc    Common           500637103     6953  1243000 SH       SOLE                  1243000
Liberty All-Star Growth Fund,  Common           529900102     1752   186890 SH       SOLE                   186890
Malaysia Fund                  Common           560905101      186    48800 SH       SOLE                    48800
Mexico Fund, Inc               Common           592835102     6732   453556 SH       SOLE                   453556
MSDW Africa Investment Fund, I Common           617444104    21877  2756127 SH       SOLE                  2756127
MSDW Asia Pacific Fund, Inc.   Common           61744U106      469    54000 SH       SOLE                    54000
MSDW Eastern Europe            Common           616988101      958    78200 SH       SOLE                    78200
MSDW Emerging Markets Fund     Common           61744G107      990   113900 SH       SOLE                   113900
MSDW India Investment, Inc.    Common           61745C105    24336  2193686 SH       SOLE                  2193686
NASDAQ 100 Shares              Common           631100104     1168    20000 SH       SOLE                    20000
New Germany Fund, Inc.         Common           644465106     1273   142436 SH       SOLE                   142436
Pakistan Investment Fund       Common           695844100      370   157800 SH       SOLE                   157800
Petroleum & Resources Fund     Common           716549100        3      100 SH       SOLE                      100
R.O.C. Taiwan Fund Inc.        Common           749651105    12740  2773400 SH       SOLE                  2773400
Royce Micro-Cap Trust          Common           780915104      276    32100 SH       SOLE                    32100
Royce Value Trust              Common           780910105     1221    85500 SH       SOLE                    85500
Scudder New Asia Fund, Inc.    Common           811183102      368    39500 SH       SOLE                    39500
Standard & Poor 500 Depository Common           78462F103     4766    36300 SH       SOLE                    36300
Swiss Helvetia Fund            Common           870875101     1484   103000 SH       SOLE                   103000
T. Rowe Price Foreign Equity F Common           457759108     2631   153385 SH       SOLE                   153385
T. Rowe Price Japan Fund       Common           77956H708     1588   177430 SH       SOLE                   177430
Taiwan Fund, Inc.              Common           874031107     1942   191200 SH       SOLE                   191200
Templeton China World Fund, In Common           88018X102     4779   659200 SH       SOLE                   659200
Templeton Dragon Fund          Common           88018T101     1101   150500 SH       SOLE                   150500
Templeton Vietnam & Southeast  Common           88022J107     2065   338900 SH       SOLE                   338900
Tri-Continental Corp.          Common           895436103     2231   105307 SH       SOLE                   105307
Turkish Investment Fund, Inc.  Common           900145103     6516   879800 SH       SOLE                   879800
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